Principal Subsidiaries - Information on Subsidiaries (Parenthetical) (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
LINE Company (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	50.00%	50.00%
Percentage of voting power held in subsidiary		90.90%
LINE VIETNAM JOINT STOCK COMPANY [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[2]	99.10%	98.80%
Gatebox Inc [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[3]	55.10%	51.00%
LINE Credit Corporation [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[4]	51.00%	100.00%
LVC Corporation [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[5]	90.00%	100.00%
LINE Security Corporation [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[6]	51.00%	100.00%
Share capital percentage		10.00%

[1]	The Group’s ownership in LINE Company (Thailand) Limited is 50.0%, but it holds 90.9% of the voting rights. Accordingly, LINE Company (Thailand) Limited is included in the scope of consideration for the Group’s consolidated financial statements.
[2]	As a result of the third-party allotment executed by LINE VIETNAM JOINT STOCK COMPANY, the share of the Group decreased from 99.8% to 99.1%.
[3]	The Group acquired additional interests of Gatebox Inc. As a result, the share of the Group increased from 51.0% to 55.1%
[4]	As a result of capital injections by Mizuho Bank, LINE Financial Corporation and Orient Corporation executed in May 2019, the Group’s ownership in LINE Credit Corporation decreased from 100.0% to 51.0%.
[5]	As a result of capital injections by Nomura Holdings, Inc. executed in October 2019, the Group’s ownership in LVC Corporation decreased from 100.0% to 90.0%.
[6]	As a result of capital injections by LINE Financial Corporation and Nomura Holdings, Inc. executed in January 2019, the Group’s ownership in LINE Security Corporation (renamed from LINE Securities Preparatory Corporation) decreased from 100.0% to 51.0% and became a specified subsidiary as its amount of share capital excluded 10% of the Company’s share capital